ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Changes in Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 397,633	$ 268,872	$ 291,343
Ordinary shares issued for share based compensation		4,825	624
Stock option exercised, shares	1,234,134
Stock option exercised	$ 1,334
Share-based compensation	773	598	1,359
Foreign currency translation adjustment	(24,140)	(11,478)	(6,874)
Net (loss) income	(89,242)	142,912	(31,826)
Acquisition of equity interests from non-controlling interests shareholders	(30,956)	(8,518)
Capital contribution from non-controlling interests	11,195	1,313	11,241
Capital contribution to Guangzhou Meizheng
Ending Balance	$ 266,597	$ 397,633	$ 268,872
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	124,395,645	119,942,413	119,134,135
Beginning Balance	$ 128	$ 128	$ 128
Ordinary shares issued for share based compensation, shares		4,453,232	808,278
Ordinary shares issued for share based compensation
Stock option exercised, shares	1,234,134
Stock option exercised	$ 0
Share-based compensation
Foreign currency translation adjustment
Net (loss) income
Acquisition of equity interests from non-controlling interests shareholders
Capital contribution from non-controlling interests
Capital contribution to Guangzhou Meizheng
Ending Balance, shares	125,629,779	124,395,645	119,942,413
Ending Balance	$ 128	$ 128	$ 128
Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	317,414	323,167	313,912
Ordinary shares issued for share based compensation
Stock option exercised
Share-based compensation	773	598	1,359
Foreign currency translation adjustment
Net (loss) income
Acquisition of equity interests from non-controlling interests shareholders	(34,570)	(6,163)
Capital contribution from non-controlling interests	3,477	271	6,463
Capital contribution to Guangzhou Meizheng		(459)
Ending Balance	287,094	317,414	323,167
Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(3,778)	(9,236)	(9,860)
Ordinary shares issued for share based compensation		5,458	624
Stock option exercised	1,427
Share-based compensation
Foreign currency translation adjustment
Net (loss) income
Acquisition of equity interests from non-controlling interests shareholders
Capital contribution from non-controlling interests
Capital contribution to Guangzhou Meizheng
Ending Balance	(2,351)	(3,778)	(9,236)
(Accumulated deficit) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	49,876	(99,138)	(73,443)
Ordinary shares issued for share based compensation		(633)
Stock option exercised	(93)
Share-based compensation
Foreign currency translation adjustment
Net (loss) income	(65,625)	149,647	(25,695)
Acquisition of equity interests from non-controlling interests shareholders
Capital contribution from non-controlling interests
Capital contribution to Guangzhou Meizheng
Ending Balance	(15,842)	49,876	(99,138)
Accumulated other comprehensive Income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	22,928	33,815	40,229
Ordinary shares issued for share based compensation
Stock option exercised
Share-based compensation
Foreign currency translation adjustment	(23,220)	(10,887)	(6,414)
Net (loss) income
Acquisition of equity interests from non-controlling interests shareholders
Capital contribution from non-controlling interests
Capital contribution to Guangzhou Meizheng
Ending Balance	(292)	22,928	33,815
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	386,568	248,736	270,966
Ordinary shares issued for share based compensation		4,825	624
Share-based compensation		598	1,359
Foreign currency translation adjustment	(23,220)	(10,887)	(6,414)
Net (loss) income	(65,625)	149,647	(25,695)
Acquisition of equity interests from non-controlling interests shareholders		(6,163)
Capital contribution from non-controlling interests		271	6,463
Capital contribution to Guangzhou Meizheng		(459)
Disposal of equity interests of AM Film and AirMedia Lianhe			1,433
Ending Balance	$ 268,737	$ 386,568	$ 248,736
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	124,395,645	119,942,413	119,134,135
Beginning Balance	$ 128	$ 128	$ 128
Ordinary shares issued for share based compensation, shares		4,453,232	808,278
Ordinary shares issued for share based compensation
Stock option exercised, shares	1,234,134
Stock option exercised
Share-based compensation
Foreign currency translation adjustment
Net (loss) income
Acquisition of equity interests from non-controlling interests shareholders
Capital contribution from non-controlling interests
Capital contribution to Guangzhou Meizheng
Disposal of equity interests of AM Film and AirMedia Lianhe
Ending Balance, shares	125,629,779	124,395,645	119,942,413
Ending Balance	$ 128	$ 128	$ 128
Parent Company [Member] | Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	317,414	323,167	313,912
Ordinary shares issued for share based compensation
Share-based compensation		598	1,359
Foreign currency translation adjustment
Net (loss) income
Acquisition of equity interests from non-controlling interests shareholders		(6,163)
Capital contribution from non-controlling interests		271	6,463
Capital contribution to Guangzhou Meizheng		(459)
Disposal of equity interests of AM Film and AirMedia Lianhe			1,433
Ending Balance		317,414	323,167
Parent Company [Member] | Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(3,778)	(9,236)	(9,860)
Ordinary shares issued for share based compensation		5,458	624
Share-based compensation
Foreign currency translation adjustment
Net (loss) income
Acquisition of equity interests from non-controlling interests shareholders
Capital contribution from non-controlling interests
Capital contribution to Guangzhou Meizheng
Disposal of equity interests of AM Film and AirMedia Lianhe
Ending Balance		(3,778)	(9,236)
Parent Company [Member] | (Accumulated deficit) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	49,876	(99,138)	(73,443)
Ordinary shares issued for share based compensation
Share-based compensation
Foreign currency translation adjustment
Net (loss) income		149,647	(25,695)
Acquisition of equity interests from non-controlling interests shareholders
Capital contribution from non-controlling interests
Capital contribution to Guangzhou Meizheng
Disposal of equity interests of AM Film and AirMedia Lianhe
Ending Balance		49,876	(99,138)
Parent Company [Member] | Accumulated other comprehensive Income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 22,928	33,815	40,229
Ordinary shares issued for share based compensation
Share-based compensation
Foreign currency translation adjustment		(10,887)	(6,414)
Net (loss) income
Acquisition of equity interests from non-controlling interests shareholders
Capital contribution from non-controlling interests
Capital contribution to Guangzhou Meizheng
Disposal of equity interests of AM Film and AirMedia Lianhe
Ending Balance		$ 22,928	$ 33,815